Derivatives and Hedging Activities (Details 1) (Fair Value Hedging [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Expense [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ (370)	$ (178)	$ 128
Hedged item	351	132	(102)
Net hedge ineffectiveness	(19)	(46)	26
Other Revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	15	(53)	100
Hedged item	(15)	54	(112)
Net hedge ineffectiveness	$ 0	$ 1	$ (12)